Financial risk management - Contractual maturities of Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	€ 19,262	€ 323
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	580	92
Between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual maturities of borrowings	€ 18,682	€ 231